THE VANTAGEPOINT FUNDS

Diversifying Strategies Fund

Supplement dated February 4, 2015 to the

Prospectus dated May 1, 2014, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

Effective January 14, 2015, Stuart Spangler was added as a portfolio manager to the portion of the Vantagepoint Diversifying Strategies Fund (“Diversifying Strategies Fund”) managed by Oaktree Capital Management, L.P. (“Oaktree”).

As a result of this change, the following information regarding Mr. Spangler should be added to the table found in the Oaktree portion of the section titled “Management – Subadvisers” on page 39 of the prospectus.

Name	Title with Subadviser	Length of Service
Stuart R. Spangler	Managing Director and Co-Portfolio Manager	Portfolio Manager of the Fund since January 2015

In addition, the following should replace the table found in the Oaktree portion of the section entitled “Subadvisers and Portfolio Managers” on page 129 of the prospectus.

Name	Five Year Business History	Role in Fund Management
Larry Keele	Principal and co-founder of Oaktree in 1995	Co-Portfolio Manager
Stuart R. Spangler	Joined Oaktree in 1997	Co-Portfolio Manager

Please retain this supplement for future reference.

SUPP-360-201502-1558

THE VANTAGEPOINT FUNDS

Supplement dated February 4, 2015 to the

Statement of Additional Information dated May 1, 2014, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto. This supplement supersedes and replaces the prior supplement to the SAI dated January 12, 2015.

Diversifying Strategies Fund

Effective January 14, 2015, Stuart Spangler was added as a portfolio manager to the portion of the Vantagepoint Diversifying Strategies Fund (“Diversifying Strategies Fund”) managed by Oaktree Capital Management, L.P. (“Oaktree”).

Therefore, the following information regarding Mr. Spangler should be added to the table relating to Oaktree within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 107 of the SAI. The information regarding the other portfolio manager, Mr. Larry Keele remains unchanged.

Oaktree reported the following regarding other accounts managed by Stuart Spangler as of December 31, 2014.

	Registered Investment Companies(1)		Other Pooled Investment Vehicles(2)		Other Accounts(3)
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Diversifying Strategies Fund
Stuart R. Spangler	1	$1,429	2	$654	18	$2,549

(1)	Represents Oaktree’s sub-advised mutual fund portfolios that are registered with the SEC.
(2)	Represents Oaktree’s proprietary commingled vehicles.
(3)	Represents separately managed portfolios which are not sub-advised for registered investment companies.

The following should be read in conjunction with the information found under the section titled “Manager Ownership of Fund Shares” on page 147:

As of December 31, 2014, Mr. Spangler did not own shares of the Diversifying Strategies Fund.

INFORMATION ABOUT A NEW DIRECTOR

Effective January 1, 2015, Ms. Catherine A. Zaharis began serving as a Director of The Vantagepoint Funds (the “Trust”). In addition, the Board of Directors of the Trust (the “Board”) appointed Ms. Zaharis as a member of the Investment Committee of the Board on January 23, 2015. Accordingly, the following changes are made to the SAI.

Information about the Directors

The following replaces the information about the Directors on pages 48-51 of the SAI:

INDEPENDENT DIRECTORS

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
George M. Chamberlain, Jr. (67)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2016; Director since January 2012	Director and Vice President, Legal and Business Affairs—SCM Advantage LLC (supply chain consulting) (October 2009 – present); Principal—GMC Consulting (corporate consulting) (May 1999 – present); Board member—Alzheimer’s Association Delaware Valley Chapter (January 2008 – present); Board member—Trapp Family Lodge Cooperative (non-profit) (April 2008 – present); Board member and Vice Chair—Walnut Street Theater (January 2000 – June 2010)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Dorothy D. Hayes (64)	Director, Audit Committee Member and Chair, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2019; Director since April 2013

Director, Chair of the Enterprise Risk Committee, and member of Executive Committee—First Tech Federal Credit Union (2011–present); Director and Chair of the Finance Committee—American Leadership Forum—Silicon Valley (2011 – present); Director (2010 – present), Chair of the Audit Committee (2010 – 2013) and Chair of the Board of Directors and member of Executive and Fund Development Committees (2012 – present)—Silicon Valley FACES; Trustee, chair of the finance committee, member of the executive committee, and member of the investment committee—Computer History Museum (2006 – present);

Director and Chair of the Audit Committee—Range Fuels (development-stage biofuels company) (2008 – 2012); Director and Chair of the Finance Committee—Addison Avenue Federal Credit Union (2002 – 2010); Trustee—Foothills Foundation, Foothills Congregational Church (church foundation) (2004 – present)

N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Takashi B. Moriuchi (41)	Director; Investment Committee Member	October 31, 2016; Director since March 2014	Partner—Estancia Capital Management, LLC (private equity firm) (January 2010 – present); Board member—Snowden Capital Advisors LLC (investment advisory firm) (January 2014 – present); Board member—Spruce Private Investors, LLC (investment advisory firm)(October 2012 – present); Director—Equinoxe Alternative Investment Services (alternative investment fund administrator/service provider)(August 2013 – present); Trustee—The Philadelphia School (December 2011 – present); Assets Committee member—Moorestown Friends School (September 2011 – present); Managing Director—Cedar Hill Capital Partners (hedge fund advisory firm)(August 2008 – December 2009)	N/A

Timothy M. O’Brien (65)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member and Chair, and Nominating and Governance Committee Member	September 26, 2017; Director since September 2005	Independent Consultant (pension consulting) (2003 – present); Trustee, Chair of Audit Committee and member of Investment and Benefits Committees—Public Employees Retirement Association of Colorado (July 2011– present)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
JoAnn H. Price (65)	Director, Investment Committee Member	October 31, 2016; Director since October 2013	President—Fairview Capital Partners, Inc. (private equity firm) (October 1994 – present); Board member—The Board of Regents for Higher Education (State of Connecticut) (December 2013 – present); Treasurer (2011 – present) and Director (October 2001 – present)—Apollo Theater Foundation; Director—Hartford Foundation for Public Giving (January 2010 – present); Vice Chair (2009 – present) and Director (January 2003 – present)—YMCA of Greater Hartford; Trustee (January 2002 – present) and Former President (2004 –2010)—The Amistad Center for Art and Culture; Director—Hartford Communities that Care, Inc. (January 2012 – present); Member—Howard University School of Business Board of Visitors (January 2002 – present); Trustee—Connecticut Women’s Hall of Fame (January 2012 – present)	N/A

Catherine A. Zaharis (54)	Director, Investment Committee member	December 31, 2019; Director since January 2015	Business Director, MBA Finance Career Academy—University of Iowa, Tippie College of Business (October 2008 – present); Chair (November 2013 – present), Board member (October 1999 – present) and former member of Investment Committee (October 1999 – October 2013)—University of Iowa Foundation; Chair (2014 – present) and Board member (2001 – present)—National I-Club	N/A

NOTE:

†	The Declaration of Trust sets forth the length of the Class 1 and Class 2 directors’ terms (five years for Class 1 and Class 2), limits each Class 1 and Class 2 director’s length of service to 12 consecutive years, and prohibits each director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the director’s current term, the end of the Class 1 or Class 2 director’s 12th year of service, or the director’s retirement date, whichever occurs first.

The following replaces the paragraph titled “Additional Information Regarding the Directors” on page 52 of the SAI.

Additional Information Regarding the Directors

Each current director possesses the specific experience, qualifications, attributes and skills necessary to serve as such. In particular, Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Hayes has experience in the field of corporate finance as well as executive, audit and financial experience having served in a variety of finance-related positions at publicly traded companies, and she has served as either a director, committee member or committee chair at several non-profit organizations and credit unions; Mr. Lundy has executive and public sector experience through a senior executive position in a local government and has experience as a director of an SEC registered investment adviser firm; Mr. Moriuchi has experience in the investment management industry having served in a variety of senior and executive positions at several asset management firms (including an SEC registered investment adviser) as well as certain private equity firms, and has board experience as either a board member or Committee member at an SEC registered investment adviser firm, a fund service provider and at certain educational organizations; Ms. Price has experience in the investment management field, has executive and financial experience as President of an SEC registered investment adviser firm, and has board membership experience having served as either a director or chair at several non-profit organizations; Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization, has government audit and accounting experience having served as auditor of a state government and serves as a trustee, committee member and committee chair at a state pension plan; and Ms. Zaharis has experience in the investment management industry having served in senior positions at asset management firms (including an SEC registered investment adviser), and she has served as a board director, Chair of the board, and Committee member (as well as Committee chair) at an educational organization’s endowment foundation as well as being a former board member at certain philanthropic and civic leadership organizations.

Compensation

The following sentence should be added to the bottom of the compensation table on page 55 of the SAI.

For the fiscal year ended December 31, 2014, Ms. Zaharis received $0 in aggregate compensation from the Funds.

Ownership of Fund Shares by the Directors

The following should be read in conjunction with the table in the section entitled “Ownership of Fund Shares by the Directors” on page 56 of the SAI:

The following table represents Fund shares owned by the following Director as of December 31, 2014:

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Catherine A. Zaharis	-0-	None

INFORMATION ABOUT A FUND SUBADVISER

The following replaces the information relating to Wellington Management Company LLP (“Wellington Management”) found in the section titled “Subadvisers” on page 70 of the SAI.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Wellington Management serves as a subadviser to the Equity Income Fund, Growth & Income Fund, and Discovery Fund.

The following replaces the information relation to Wellington Management found in the subsection titled “Compensation of Portfolio Managers” on pages 139-140 of the SAI.

Compensation of Portfolio Managers

Wellington Management states that it receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management, the Trust and Vantagepoint Investment Advisers, LLC on behalf of each Fund. Wellington Management states that it pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. Wellington Management states that the following information is as of January 1, 2015.

Wellington Management states that its compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management states that compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary and incentive components. Wellington Management states that the base salary for each Portfolio Manager who is a partner (“Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of the firm. Wellington Management states that each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management states that it began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison periods, which will be fully implemented by December 31, 2016. Wellington Management states that it applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Wellington Management states that portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Wellington Management states that the Portfolio Managers may also be eligible for bonus payments based qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Wellington Management states that Ms. Grimes and Messrs. Link and Rome are Partners.

Fund	Subadviser’s Internal Benchmark Index and/or Peer Group for Incentive Period
Equity Income Fund	Russell 1000 Value Index
Growth & Income Fund	S&P 500 Value Index
Discovery Fund	Russell 2000 Index

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

The following should be added on page 12 of the SAI in the above titled section.

CYBER SECURITY ISSUES: The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber-security attacks or incidents (collectively, “cyber-events”). In general, cyber-events can result from deliberate attacks or unintentional events. Cyber-events include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-events may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber-events affecting the Funds or their investment adviser, subadvisers, custodian, transfer agent, and other third-party service providers may adversely impact the Funds. For instance, cyber-events may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. In addition, cyber-events affecting issuers in which a Fund invests may cause such Fund’s investments to lose value.

Please retain this supplement for future reference.

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